Interest in significant operating subsidiaries (Tables)	12 Months Ended
Jun. 30, 2020
Interest in significant operating subsidiaries
Schedule of interest in significant operating subsidiaries

	Country of		% of equity owned		Investment at cost (Rm)(1)
Name	incorporation	Nature of activities	2020	2019	2020	2019
Significant operating subsidiaries Direct
Sasol Mining Holdings (Pty) Ltd	South Africa	Holding company of the group’s mining interests	100	100	9 163	9 163
Sasol Technology (Pty) Ltd	South Africa	Engineering services, research and development and technology transfer	100	100	316	316
Sasol Financing Ltd	South Africa	Management of cash resources, investments and procurement of loans (for South African operations)	100	100	422	422
Sasol Investment Company (Pty) Ltd(2)	South Africa	Holding company for foreign investments	100	100	67 656	65 748
Sasol South Africa Ltd(3),(4)	South Africa	Integrated petrochemicals and energy company	100	100	39 809	35 730
Sasol Middle East and India (Pty) Ltd	South Africa	Develop and implement international GTL and CTL ventures	100	100	10 098	10 092
Sasol Africa (Pty) Ltd	South Africa	Exploration, development, production, marketing and distribution of natural oil and gas and associated products	100	100	8 069	8 069
Sasol Oil (Pty) Ltd	South Africa	Marketing of fuels and lubricants	75	75	694	672
Sasol New Energy Holdings (Pty) Ltd	South Africa	Developing lower-carbon energy solutions	100	100	792	792

(1)The cost of these investments represents the holding company’s investment in the subsidiaries, which eliminate on consolidation and exclude impairments..

(2)Increase relates to equity funding of the LCCP.

(3)Increase relates to notional interest relating to Khanyisa transaction.

(4)Sasol Khanyisa shareholders indirectly have an 18,4% shareholding in Sasol South Africa Limited. Once the Khanyisa funding is settled, the Sasol Khanyisa ordinary shares will be exchanged for Sasol BEE Ordinary (SOLBE1) shares listed on the empowerment segment of the JSE.

67

26Interest in significant operating subsidiaries continued

			% of equity owned
Name	Country of incorporation Nature of activities		2020	2019
Significant operating subsidiaries Indirect

The Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)*	South Africa	Owning and operating of the natural gas transmission pipeline between Temane in Mozambique and Secunda in South Africa for the transportation of natural gas produced in Mozambique to markets in Mozambique and South Africa	50	50

Sasol Financing International Limited	South Africa	Management of cash resources, investment and procurement of loans (for our foreign operations)	100	100

Sasol Germany GmbH	Germany	Production, marketing and distribution of chemical products	100	100

Sasol Italy SpA	Italy	Trading and transportation of oil products, petrochemicals and chemical products and derivatives	100	100

Sasol Mining (Pty) Ltd	South Africa	Coal mining activities	90	90

Sasol Canada Holdings Limited	Canada	Exploration, development, production, marketing and distribution of natural oil and gas and associated products in Canada	100	100

Sasol Chemicals (USA) LLC	United States	Production, marketing and distribution of America of chemical products	100	100

Sasol Financing USA LLC	United States	Management of cash resources, of America investment and procurement of loans (for our North American operations)	100	100

*Through contractual arrangements Sasol exercises control over the relevant activities of Rompco. The Group has classified the assets and liabilities of Rompco as held for sale at 30 June 2020. Refer to note 12.